Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of changes in other provisions
Provisions consisted of the following:

	At December 31,
	2019			2018(1)
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Product warranty and recall campaigns	€2,406	€3,900	€6,306	€2,745	€4,015	€6,760
Sales incentives	5,479	—	5,479	5,999	—	5,999
Legal proceedings and disputes(1)	303	222	525	760	280	1,040
Commercial risks	441	120	561	442	272	714
Restructuring	72	34	106	134	31	165
Other risks	277	751	1,028	314	815	1,129
Total Provisions	€8,978	€5,027	€14,005	€10,394	€5,413	€15,807

Disclosure of other provisions
Changes in Provisions were as follows:

	At January 1, 2019	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Other changes	At December 31, 2019
	(€ million)
Product warranty and recall campaigns	€6,760	€3,059	€(3,655)	€—	€145	€—	€(3)	€6,306
Sales incentives	5,999	14,864	(15,573)	63	131	—	(5)	5,479
Legal proceedings and disputes(1)	1,040	167	(680)	(24)	16	(18)	24	525
Commercial risks	714	353	(408)	(28)	12	(18)	(64)	561
Restructuring costs	165	118	(111)	(50)	1	(1)	(16)	106
Other risks	1,129	355	(334)	(63)	7	(17)	(49)	1,028
Total Provisions	€15,807	€18,916	€(20,761)	€(102)	€312	€(54)	€(113)	€14,005